RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Compensation of Key Management Personnel of Group) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | ¥		¥ 552	¥ 629	¥ 580
Housing subsidies | ¥		15	16	16
Contribution to pension plans | ¥		71	75	75
Total Compensation of key management personnel | ¥		¥ 638	¥ 720	¥ 671
USD [Member]
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | $	$ 85
Housing subsidies | $	2
Contribution to pension plans | $	11
Total Compensation of key management personnel | $	$ 98